Property, plant and equipment - Schedule of movement in Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 1,362	€ 1,951
Property, plant and equipment at end of period	1,570	1,362
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	4,462	5,148
Additions	460	367
Acquisitions through business combinations	241
Reclassifications	0	0
Disposals and retirements	(202)	(254)
Assets held for sale		(904)
Translation differences	(202)	105
Property, plant and equipment at end of period	4,759	4,462
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(3,100)	(3,197)
Disposals and retirements	185	230
Assets held for sale		394
Translation differences	109	(71)
Depreciation	(383)	(401)
Impairment		(55)
Property, plant and equipment at end of period	(3,189)	(3,100)
Land, buildings, constructions and vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	428	865
Property, plant and equipment at end of period	414	428
Land, buildings, constructions and vessels | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	946	1,434
Additions	11	22
Acquisitions through business combinations	24
Reclassifications	47	50
Disposals and retirements	(50)	(51)
Assets held for sale		(548)
Translation differences	(88)	39
Property, plant and equipment at end of period	890	946
Land, buildings, constructions and vessels | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(518)	(569)
Disposals and retirements	42	40
Assets held for sale		171
Translation differences	57	(25)
Depreciation	(57)	(80)
Impairment		(55)
Property, plant and equipment at end of period	(476)	(518)
Machinery, equipment and other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	808	919
Property, plant and equipment at end of period	837	808
Machinery, equipment and other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,390	3,547
Additions	205	230
Acquisitions through business combinations	123
Reclassifications	75	55
Disposals and retirements	(148)	(199)
Assets held for sale		(306)
Translation differences	(95)	63
Property, plant and equipment at end of period	3,550	3,390
Machinery, equipment and other | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,582)	(2,628)
Disposals and retirements	143	190
Assets held for sale		223
Translation differences	52	(46)
Depreciation	(326)	(321)
Impairment		0
Property, plant and equipment at end of period	(2,713)	(2,582)
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	126	167
Property, plant and equipment at end of period	319	126
Assets under construction | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	126	167
Additions	244	115
Acquisitions through business combinations	94
Reclassifications	(122)	(105)
Disposals and retirements	(4)	(4)
Assets held for sale		(50)
Translation differences	(19)	3
Property, plant and equipment at end of period	319	126
Assets under construction | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Disposals and retirements	0	0
Assets held for sale		0
Translation differences	0	0
Depreciation	0	0
Impairment		0
Property, plant and equipment at end of period	€ 0	€ 0